Corporate information	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Corporate information
1.	Corporate information

1.1.	General information
NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013 as an exempted company with limited liability. The Company is a holding company. The immediate and ultimate holding company of the Company is Newlinks Technology Limited (“NewLink”) which owns 65.5% of its ordinary shares and is a holding company incorporated in the Cayman Islands.
On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s predecessor, completed the merger and other related transactions (the “Merger Transactions”) with Dada Auto (“Dada”), as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting the principal business of Dada. The name of the Company was changed from “RISE Education Cayman Ltd” to “NaaS Technology Inc.”.
The “Group” means (i) prior to the completion of the Reorganization as defined in Note 1.2, subsidiaries and VIEs of NewLink that provided EV charging services in China, (ii) upon and after the completion of the Reorganization, Dada, its subsidiaries, and Kuaidian Power (Beijing) New Energy Technology Co., Ltd. (“Kuaidian Power Beijing”) for the period during which Dada maintained VIE arrangements with Kuaidian Power Beijing, and (iii) upon and after completion of the Merger Transactions, the Company and its subsidiaries.
The consolidated financial statements of the Group for the year ended December 31, 2023 were authorized for issue in accordance with a resolution of the directors on May 9, 2024.

1.2.	History and reorganization of the Group
The EV charging services were launched in 2019 through Chezhubang (Beijing) Technology Co., Ltd. (“Chezhubang Technology”) and its subsidiaries Beijing Chezhubang New Energy Technology Co., Ltd. (“Beijing Chezhubang”) and Kuaidian Power Beijing, which were established by Chezhubang Technology in July 2018 and August 2019, respectively. Chezhubang Technology was controlled by NewLink. Kuaidian Power Beijing subsequently acquired Shaanxi Kuaidian Mobility Technology Co., Ltd. (“Shaanxi Kuaidian”) in May 2020. The consideration was immaterial, because no substantial operation was conducted by Shaanxi Kuaidian when acquired.
In July 2019, Dada was established in the Cayman Islands as a holding company to facilitate the Group’s offshore financing.
In September 2020, Kuaidian Power Beijing established a wholly-owned subsidiary, Zhidian Youtong Technology Co., Ltd. (“Zhidian Youtong”).
In February 2021, Cosmo Light (Beijing) New Energy Technology Co., Ltd. (“Cosmo Light”) was established. In April 2021, Xixian New District Constant Energy Joint New Energy Automobile Co., Ltd. (“XXND Automobile”) and Qingdao Hill Matrix New Energy Technology Co., Ltd. (“QHM New Energy”) were established. Ownership interests in Cosmo Light was held by Shandong Cosmo Light Co., Ltd, and XXND Automobile and QHM New Energy were held by Zhejiang Huzhou Hill Matrix Limited. In September 2021, Beijing Chezhubang acquired 100% of the ownership interest in Shaanxi Kuaidian.
In early 2022, the Company entered into a series of transactions to restructure its organization and its EV charging service business (the “Reorganization”). In connection with the Reorganization, various intermediate holding companies were established, including Fleetin HK Limited in March 2020. Fleetin HK Limited further established Zhejiang Anji Intelligent Electronics Holding Co., Ltd. (“Anji Zhidian”), a wholly-owned subsidiary in China, in December 2021.
As part of the Reorganization, Anji Zhidian acquired 100% of the ownership interest in Beijing Chezhubang from Chezhubang Technology, and Beijing Chezhubang in turn acquired 100% of the ownership interest in Zhidian Youtong. In conjunction therewith the Company acquired: (a) 100% equity interests in Cosmo Light through Shandong Cosmo Light Co., Ltd in March 2022, and (b) 100% equity interests in QHM New Energy through Zhejiang Huzhou Hill Matrix Limited in March 2022, and (c) 80% equity interests in XXND Automobile through Zhejiang Huzhou Hill Matrix Limited in March 2022. Kuaidian Power Beijing entered into a VIE arrangement with Anji Zhidian from January 5, 2022 to April 5, 2022, temporarily, and then Anji Zhidian acquired 100% of the equity interests in Kuaidian Power Beijing as part of the Reorganization.

Kuaidian Power Beijing entered into a VIE arrangement with Anji Zhidian from January 5, 2022 to April 5, 2022, as a result of which (i) Kuaidian Power Beijing initially became a VIE of Dada Auto, and (ii) Dada Auto became entitled to receive substantially all of the economic benefits generated by Kuaidian Power Beijing as primary beneficiary and was responsible for any and all economic losses Kuaidian Power Beijing incurred.
On
 April 6, 2022, Anji Zhidian acquired 100% of the equity interests in Kuaidian Power Beijing as part of the Reorganization.
On June 20, 2023, the Group acquired a 89.999% interest in Sinopower Holdings International Co. Limited (“Sinopower”). Sinopower is engaged in the provision of solar energy solutions in Hong Kong.

1.3.	Reverse merger
On February 8, 2022, Dada entered into the Merger Agreement among RISE, Dada Merger Sub Limited, a wholly-owned subsidiary of RISE (“Merger Sub”), Dada Merger Sub II Limited, a wholly-owned subsidiary of RISE (“Merger Sub II”). Pursuant to the Merger Agreement, Merger Sub will merge with Dada, with Dada being the surviving company (the “Surviving Company”) and a wholly-owned subsidiary of RISE (the “Merger”), and Data will merge with and into Merger Sub II, with Merger Sub II as the surviving company and a wholly-owned subsidiary of RISE immediately following the consummation of the Merger. RISE was a public shell company prior to the Merger.
As of June 10, 2022, the Merger was completed and the existing shareholders of Dada and RISE owned approximately 93% and 7% of the fully diluted ordinary shares (including no. of shares under Dada ESOP and Rise ESOP) of the combined entity, respectively, immediately following the closing of the Merger. NewLink, as the existing shareholders of Dada, holds a majority of the voting interest of the combined entity, and the election of independent directors is determined by NewLink. As the result of the shareholders and board arrangement, Rise is identified as the legal acquirer but accounting acquiree from accounting purpose (“accounting acquiree”) and Dada is identified as legal acquiree but accounting acquirer for accounting purposes (“accounting acquirer”).
As RISE, the legal acquirer and accounting acquiree, does not meet the definition of a business, management concluded that the Merger should be accounted for as a continuation of the financial statements of Dada (the legal subsidiary), together with a deemed issue of shares and a re-capitalization
of the equity of Dada in accordance with IFRS 2 Share-based Payment. Dada is the continuing entity and is deemed to have issued shares in exchange for the identifiable net assets held by RISE together with the listing status of RISE. Management concluded that June 10, 2022 is the acquisition date of the Merger. The purchase consideration of RMB1,892 million is the fair value of the deemed issued shares to the original shareholders of RISE totaling 165,791,964 shares, including the shares reserved for the exercisable options under RISE ESOP plans. The difference between the fair value of the shares deemed to have been issued by Dada to the original shareholders of Rise and the RMB21 million fair value of the RISE’s identifiable net liabilities equaling RMB1,913 million is accounted as listing costs, and included in general and administrate expense on the consolidated statements of loss and other comprehensive loss for the year ended December 31, 2022.

1.4.	Subsidiaries
The Company’s major subsidiaries as at December 31, 2022 and 2023 are set out below. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of incorporated	Date of incorporation/ establishment	Effective interest held upon completion of reorganization		Principal activities
			2022	2023
Subsidiaries
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues/Energy solutions revenues
Qingdao Intelligent Electronics Co., Ltd.	Shandong, China	June 09, 2022	100%	100%	Charging services revenues
Sinopower Holdings International Co. Limited	Hong Kong, China	June 10, 2023	Nil	89.999%	Energy solutions revenues

1.5.	Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards(“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the Group have been prepared on a historical cost basis, except for inventories, equity financial assets and financial assets at fair value through profit or loss (“FVTPL”) and financial assets at fair value through other comprehensive income (“FVTOCI”), convertible bonds, etc. that have been measured at fair value. The consolidated financial statements provide comparative information in respect of the previous period.
All amounts disclosed in the consolidated financial statements are rounded to the nearest thousand unless otherwise indicated. The consolidated financial statements are prepared on a going concern basis.
The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.
The Company implemented certain changes to align its statement of profit or loss presentation more closely with the manner in which the Company’s management currently receives and uses financial information to evaluate business performance following the Company’s expansion of business lines, extension of its services to a broader range of energy asset owners, including EV charging stations, PV and energy asset owners, and recent acquisitions. The Company now reports its revenues under the following three primary categories:
Charging services revenue
, which includes income from the provision of mobility connectivity solutions to EV charging stations and the provision of charging services at charging stations that NaaS operates under its full station operation model. NaaS’ mobility connectivity solutions include mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network.
Energy solutions revenue
, which includes income from the provision of integrated charging facilities and energy storage solutions that cover the planning, deployment, production and optimization of EV charging, renewable energy and energy storage systems for energy asset owners.

New initiatives revenue
, which includes income from electricity procurement services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations, PV and energy storage assets.
The Company retrospectively reclassified the presentation of the prior periods’ consolidated statements of profit or loss and other comprehensive loss to conform to the current period presentation. The change in presentation involved the recategorization of revenues from mobility connectivity services and from full station operation model to charging services revenue; the inclusion of revenues from EPC services, hardware procurement, station upgrade and maintenance services to energy solutions revenue; and the reclassification of income from electricity procurement, non-charging
services such as food and beverage and online advertising, virtual power plant and charging robots to new initiatives revenue. These changes have no material impact on NaaS’ previously reported consolidated net revenues, net income or net income per share.
The consolidated statements of profit or loss and other comprehensive loss, changes in equity and cash flows of the Group included the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.